Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Investments in Affiliates

Investments in affiliates consists of the following:

	As of December 31, 2010
	Ownership Interests	Our Investment	Debt	Assets
	(in millions)
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$(1)	$—	None
HHR Euro CV	32.1%	135	945	Eleven hotels located in Europe
Tiburon Golf Ventures, L.P.	49.0%	14	—	36-hole golf club

Total		$148	$945

	As of December 31, 2009
	Ownership Interests	Our Investment	Debt	Assets
	(in millions)
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$—	$—	None
HHR Euro CV	32.1%	137	1,032	Eleven hotels located in Europe
HHR TRS CV	9.8%	1	5	Lease agreements for certain hotels owned by HHR Euro CV
Tiburon Golf Ventures, L.P.	49.0%	15	—	36-hole golf club

Total		$153	$1,037

Combined Summarized Balance Sheet Information

Combined summarized balance sheet information as of December 31 for our affiliates follows:

	2010	2009
	(in millions)
Property and equipment, net	$1,354	$1,461
Other assets	132	175

Total assets	$1,486	$1,636

Debt	$945	$1,037
Other liabilities	142	212
Equity	399	387

Total liabilities and equity	$1,486	$1,636

Combined Summarized Operating Results For Affiliates

Combined summarized operating results for our affiliates for the years ended December 31 follows:

	2010	2009	2008
	(in millions)
Total revenues	$291	$360	$986
Operating expenses
Expenses	(214)	(274)	(769)
Depreciation and amortization	(23)	(119)	(121)

Operating profit (loss)	54	(33)	96
Interest income	—	3	10
Interest expense	(44)	(53)	(118)

Net income (loss)	$10	$(83)	$(12)